Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 3.4%
Electronic Arts, Inc. ................... 1,143,977 $ 234,561,044
Take-Two Interactive Software, Inc.
(a)
........ 884,095 221,006,068
455,567,112
Interactive Media & Services — 0.2%
Snap, Inc. , Class A, NVS
(a) (b)
............. 5,472,799 24,299,228
Software — 96.4%
A10 Networks, Inc. .................... 365,657 13,660,946
ACI Worldwide, Inc.
(a) (b)
................. 517,611 26,030,657
Adeia, Inc.
(b)
........................ 559,342 18,419,132
Adobe, Inc.
(a) (b)
....................... 2,053,000 420,906,060
Agilysys, Inc.
(a) (b)
..................... 130,093 13,594,719
Alarm.com Holdings, Inc.
(a)
.............. 257,155 12,014,282
Alkami Technology, Inc.
(a) (b)
.............. 411,154 7,450,111
Appfolio, Inc. , Class A
(a) (b)
............... 121,733 19,519,887
Appian Corp. , Class A
(a) (b)
............... 205,270 4,700,683
AppLovin Corp. , Class A
(a)
............... 1,240,488 639,136,632
Arteris, Inc.
(a)
........................ 168,387 8,181,924
Asana, Inc. , Class A
(a) (b)
................. 493,127 3,451,889
Atlassian Corp. , Class A
(a)
............... 810,852 63,076,177
Aurora Innovation, Inc. , Class A
(a) (b)
......... 6,387,284 43,561,277
Autodesk, Inc.
(a)
...................... 1,072,440 208,503,785
AvePoint, Inc. , Class A
(a)
................ 698,176 7,826,553
Bentley Systems, Inc. , Class B
(b)
........... 757,038 22,627,866
BILL Holdings, Inc.
(a) (b)
.................. 450,944 16,306,135
BitMine Immersion Technologies, Inc.
(b)
...... 2,894,677 38,528,151
Blackbaud, Inc.
(a) (b)
.................... 181,656 5,380,651
BlackBerry Ltd.
(a) (b)
.................... 2,749,990 34,787,374
BlackLine, Inc.
(a) (b)
.................... 252,814 7,096,489
Box, Inc. , Class A
(a)
................... 701,423 18,615,766
Braze, Inc. , Class A
(a) (b)
................. 504,128 10,934,536
C3.ai, Inc. , Class A
(a) (b)
................. 653,692 5,942,060
Cadence Design Systems, Inc.
(a) (b)
......... 1,400,936 525,799,300
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 2,705,805 13,961,954
Cipher Digital, Inc.
(a) (b)
.................. 1,538,214 37,686,243
Circle Internet Group, Inc. , Class A
(a) (b)
....... 291,125 18,233,159
Cleanspark, Inc.
(a) (b)
................... 1,306,359 19,007,523
Clear Secure, Inc. , Class A .............. 463,858 25,850,806
Commvault Systems, Inc.
(a) (b)
............. 209,903 29,749,552
Core Scientific, Inc.
(a) (b)
................. 1,614,925 41,325,931
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 1,282,247 978,533,976
Datadog, Inc. , Class A
(a)
................ 1,680,298 437,482,387
Descartes Systems Group, Inc. (The)
(a) (b)
..... 436,918 30,252,202
DocuSign, Inc. , Class A
(a)
............... 987,149 43,849,159
Dolby Laboratories, Inc. , Class A .......... 305,714 16,074,442
Dropbox, Inc. , Class A
(a) (b)
............... 758,704 20,841,599
D-Wave Quantum, Inc.
(a) (b)
............... 1,863,527 44,706,013
Dynatrace, Inc.
(a)
..................... 1,496,560 65,713,950
Elastic NV
(a)
........................ 461,361 26,306,804
Fair Isaac Corp.
(a)
..................... 117,795 140,739,110
Five9, Inc.
(a) (b)
....................... 387,841 8,268,770
Fortinet, Inc.
(a)
....................... 3,163,114 485,917,573
Freshworks, Inc. , Class A
(a)
.............. 1,073,883 10,867,696
Gen Digital, Inc. ...................... 2,799,388 69,676,767
Gitlab, Inc. , Class A
(a) (b)
................. 733,859 22,404,715
Guidewire Software, Inc.
(a) (b)
.............. 430,009 52,912,607
HubSpot, Inc.
(a)
...................... 260,196 47,488,372
Hut 8 Corp.
(a) (b)
...................... 508,947 58,755,386
Intapp, Inc.
(a)
........................ 269,349 6,790,288
InterDigital, Inc.
(b)
..................... 131,279 37,169,023
Intuit, Inc. .......................... 1,404,607 366,602,427
Klaviyo, Inc. , Class A
(a) (b)
................ 713,733 10,777,368
Life360, Inc.
(a) (b)
...................... 410,542 22,727,605
Security
Shares
Shares Value
Software (continued)
Lightspeed Commerce, Inc.
(a) (b)
............ 637,957 $ 6,692,169
LiveRamp Holdings, Inc.
(a) (b)
.............. 320,475 12,062,679
Manhattan Associates, Inc.
(a)
............. 300,714 41,874,425
MARA Holdings, Inc.
(a) (b)
................ 1,936,373 26,896,221
Microsoft Corp. ...................... 2,907,010 1,084,372,870
nCino, Inc.
(a) (b)
....................... 501,551 8,200,359
NCR Voyix Corp.
(a) (b)
................... 709,305 5,795,022
NextNav, Inc.
(a) (b)
..................... 457,290 8,153,481
Nutanix, Inc. , Class A
(a)
................. 1,347,073 68,646,840
Open Text Corp.
(b)
.................... 1,227,083 27,179,888
Oracle Corp. ........................ 5,739,433 841,113,906
PagerDuty, Inc.
(a) (b)
.................... 388,287 3,746,970
Palantir Technologies, Inc. , Class A
(a)
....... 8,871,179 1,035,000,454
Palo Alto Networks, Inc.
(a) (b)
.............. 4,085,473 1,393,228,002
Pegasystems, Inc. .................... 457,174 13,701,505
Procore Technologies, Inc.
(a)
............. 588,629 23,910,110
Progress Software Corp.
(a)
............... 213,100 7,155,898
PTC, Inc.
(a)
......................... 586,650 66,649,307
Q2 Holdings, Inc.
(a)
.................... 317,793 15,285,843
Qualys, Inc.
(a) (b)
...................... 178,421 24,531,103
RingCentral, Inc. , Class A ............... 375,227 14,626,348
Riot Platforms, Inc.
(a) (b)
................. 1,638,575 44,864,184
Roper Technologies, Inc. ................ 512,546 173,440,441
Rubrik, Inc. , Class A
(a) (b)
................. 817,417 65,622,237
Salesforce, Inc. ...................... 4,121,009 645,597,270
Samsara, Inc. , Class A
(a) (b)
............... 1,884,320 61,108,498
SentinelOne, Inc. , Class A
(a) (b)
............ 1,700,071 28,850,205
ServiceNow, Inc.
(a) (b)
................... 5,238,189 520,047,404
ServiceTitan, Inc. , Class A
(a) (b)
............ 297,622 21,044,852
SoundHound AI, Inc. , Class A
(a) (b)
.......... 2,027,501 13,117,931
Sprinklr, Inc. , Class A
(a) (b)
................ 571,955 2,951,288
SPS Commerce, Inc.
(a)
................. 185,953 10,630,933
Strategy, Inc. , Class A
(a) (b)
............... 1,680,241 146,063,350
Synopsys, Inc.
(a)
..................... 972,973 434,014,066
Tenable Holdings, Inc.
(a)
................ 558,663 20,603,491
Teradata Corp.
(a) (b)
.................... 477,922 16,559,997
Terawulf, Inc.
(a) (b)
..................... 2,038,738 50,356,829
Trimble, Inc.
(a) (b)
...................... 1,184,024 60,598,348
Tyler Technologies, Inc.
(a) (b)
.............. 214,185 62,640,545
UiPath, Inc. , Class A
(a) (b)
................ 2,173,597 23,626,999
Unity Software, Inc.
(a)
.................. 1,773,800 50,695,204
Varonis Systems, Inc. , Class B
(a) (b)
......... 581,646 24,405,866
Vertex, Inc. , Class A
(a) (b)
................. 376,669 4,324,160
Workday, Inc. , Class A
(a) (b)
............... 1,034,686 126,666,260
Workiva, Inc. , Class A
(a)
................. 266,842 12,944,505
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 1,040,061 20,468,401
Zoom Communications, Inc. , Class A
(a)
...... 1,351,243 116,625,783
Zscaler, Inc.
(a) (b)
...................... 522,706 73,779,952
12,947,198,848
Total Long-Term Investments — 100 .0%
(Cost: $ 16,762,244,565 ) ............................ 13,427,065,188

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 856,691,562 $ 856,948,569
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 7,995,181 7,995,181
Total Short-Term Securities — 6 .4%
(Cost: $ 864,826,897 ) .............................. 864,943,750
Total Investments — 106 .4%
(Cost: $ 17,627,071,462 ) ............................ 14,292,008,938
Liabilities in Excess of Other Assets — (6.4) % ............. (858,389,384)
Net Assets — 100.0% ...............................
$ 13,433,619,554
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 537,761,641 $ 319,144,410
(a)
$ — $ (34,142) $ 76,660 $ 856,948,569 856,691,562 $ 655,956
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,742,811 2,252,370
(a)
— — — 7,995,181 7,995,181 72,766 —
$ (34,142) $ 76,660 $ 864,943,750 $ 728,722 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 7 09/18/26 $ 2,712 $ 86,608
Russell 2000 E-Mini Index .................................................... 16 09/18/26 2,436 11,989
$ 98,597

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,427,065,188 $ — $ — $ 13,427,065,188
Short-Term Securities
Money Market Funds ...................................... 864,943,750 — — 864,943,750
$ 14,292,008,938 $ — $ — $ 14,292,008,938
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 98,597 $ — $ — $ 98,597
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares